Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 26,100	$ 23,300
Operating loss and capital loss carryforwards expiring by 2033	3,000
Valuation allowances	(1,456)	(1,504)
Unrecognized Tax Benefits	607	838	$ 763	$ 818
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	522	763
Interest and penalty expense (benefit) related to uncertain tax positions	5	18	$ (7)
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	60	$ 57
Minimum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	50
Maximum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	150
Operating and capital loss carryforward [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	5,300
Foreign tax [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	$ 1,800